Acquisition of Loans Receivable and Related Assets (Tables)	12 Months Ended
Sep. 30, 2012
New Accounting Pronouncements and Changes In Accounting Principles [Abstract]
Schedule Of Consumer Loan Portfolio and Related Intangible Assets [Table Text Block]

The total consideration was allocated as set forth below:

Consumer loans receivable	$50,014
Non-compete agreement	15,524
Favorable supplier relationships	14,220
Proprietary knowledge	2,280
Premium paid to acquire the loan portfolio	36,820
Deferred tax liability	(2,524)
Total consideration	$116,334